Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of Purchase Consideration, Net Assets Acquired and Goodwill	Details of the purchase consideration, the net assets acquired and goodwill are as follows:

(Euro thousands)	At acquisition date
Consideration paid	5,880
Contingent consideration	1,170

Total consideration	7,050

Summary of Contingent Consideration Was Recognized Within Other Current Liabilities	The contingent consideration was recognized within other current liabilities at December 31, 2021.

(Euro thousands)	Fair value at acquisition date
Cash and cash equivalents	2,366
Trade receivables	1,681
Inventories	1,564
Other current assets	626
Property, plant and equipment	641
Intangible assets	4,200
Account payables	(1,872)
Other current liabilities	(712)
Employee benefits	(272)
Deferred tax liabilities	(1,172)

Net identifiable assets acquired	7,050

Less: Non-controlling interests	(2,820)

Goodwill	2,820

Net assets acquired including goodwill	7,050

Tesitura Unbertino [Member]
Disclosure of detailed information about business combination [line items]
Summary of Net Cash Outflows Related To The Acquisition
The details of the net cash outflows related to the acquisition are shown below:

At acquisition date
Consideration paid	(5,880)
Cash and cash equivalents acquired	2,366

Net cash outflow - Investing activities	(3,514)